Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Line Items]
Total Amount	₱ 10,167													₱ 20,800	₱ 23,393	₱ 25,338
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 12, 2024	Aug. 13, 2024	May 09, 2024	Jan. 30, 2024	Nov. 07, 2023	Aug. 03, 2023	May 04, 2023	Jan. 31, 2023	Nov. 03, 2022	Aug. 04, 2022	May 05, 2022	Jan. 25, 2022
Record Date		Nov. 28, 2024	Aug. 28, 2024	May 24, 2024	Feb. 14, 2024	Nov. 22, 2023	Aug. 19, 2023	May 19, 2023	Feb. 27, 2023	Nov. 18, 2022	Aug. 19, 2022	May 20, 2022	Feb. 21, 2022
Payable Date		Dec. 15, 2024	Sep. 15, 2024	Jun. 15, 2024	Mar. 15, 2024	Dec. 15, 2023	Sep. 15, 2023	Jun. 15, 2023	Mar. 15, 2023	Dec. 15, 2022	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022
Total Amount		₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	49	49	49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 28, 2025
Record Date	Feb. 11, 2025
Payable Date	Mar. 15, 2025
Total Amount	₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 03, 2024	Aug. 13, 2024	Jun. 11, 2024	Mar. 21, 2024	Dec. 05, 2023	Aug. 29, 2023	Jun. 13, 2023	Mar. 02, 2023	Dec. 15, 2022	Aug. 24, 2022	Jun. 14, 2022	Mar. 03, 2022
Record Date		Dec. 17, 2024	Sep. 16, 2024	Jun. 28, 2024	Apr. 05, 2024	Dec. 22, 2023	Sep. 13, 2023	Jun. 28, 2023	Mar. 17, 2023	Dec. 29, 2022	Sep. 15, 2022	Jun. 30, 2022	Mar. 23, 2022
Payable Date		Jan. 15, 2025	Oct. 15, 2024	Jul. 15, 2024	Apr. 15, 2024	Jan. 15, 2024	Oct. 15, 2023	Jul. 15, 2023	Apr. 15, 2023	Jan. 15, 2023	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022
Total Amount		₱ 3	₱ 2	₱ 3	₱ 2	₱ 2	₱ 2	₱ 3	₱ 3	₱ 3	₱ 3	₱ 2	₱ 2	10	10	10
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date				Aug. 13, 2024	Mar. 07, 2024		Mar. 23, 2023	Aug. 03, 2023	Mar. 23, 2023		Aug. 04, 2022	Aug. 04, 2022	Mar. 03, 2022
Record Date				Aug. 27, 2024	Mar. 21, 2024		Apr. 11, 2023	Aug. 17, 2023	Apr. 11, 2023		Aug. 18, 2022	Aug. 18, 2022	Mar. 17, 2022
Payable Date				Sep. 11, 2024	Apr. 05, 2024		Apr. 24, 2023	Sep. 04, 2023	Apr. 24, 2023		Sep. 05, 2022	Sep. 05, 2022	Apr. 04, 2022
Per Share Amount				₱ 50	₱ 46		₱ 14	₱ 49	₱ 45		₱ 28	₱ 47	₱ 42
Total Amount				₱ 10,803	₱ 9,938		₱ 3,025	₱ 10,587	₱ 9,722		₱ 6,049	₱ 10,155	₱ 9,075	₱ 20,741	₱ 23,334	₱ 25,279
Common Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Feb. 27, 2025
Record Date	Mar. 13, 2025
Payable Date	Apr. 03, 2025
Per Share Amount	₱ 47
Total Amount	₱ 10,155